Income taxes - Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
U.S. Statutory rate	34.00%	34.00%
Valuation allowance	(34.00%)	(34.00%)
Effective tax rate